Offerings	Jun. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	10,077,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 10,077,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,391.63
Offering Note	.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	6,230,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 6,230,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 860.36
Offering Note	.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	2,520,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,520,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 348.01
Offering Note	.